Issued share capital, share premium account and share options - Share capital (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [line items]
Amount returned to shareholders	€ 580.5	€ 531.6	€ 829.1
Cancellation of shares	47.2	37.8	46.7
Ordinary shares
Disclosure of classes of share capital [line items]
New issue	3.0	0.0	0.0
Class B share
Disclosure of classes of share capital [line items]
Par value	€ 0.00050	€ 0.00050	€ 0.00050
Deferred Share
Disclosure of classes of share capital [line items]
Par value	€ 0.00050	€ 0.00050	€ 0.00050